Document and Entity Information	Nov. 04, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 04, 2022
Entity Registrant Name	ARS Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39756
Entity Tax Identification Number	81-1489190
Entity Address, Address Line One	11682 El Camino Real
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	771-9307
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SPRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001671858
Amendment Description	As previously reported on November 8, 2022, the Delaware corporation formerly known as “Silverback Therapeutics, Inc.” completed its previously announced merger transaction in accordance with the terms and conditions of the Agreement and Plan of Merger and Reorganization, dated as of July 21, 2022, as amended on August 11, 2022 and October 25, 2022 (the “Merger Agreement”), by and among Silverback Therapeutics, Inc. (“Silverback”), Sabre Merger Sub, Inc., a wholly owned subsidiary of Silverback (“Merger Sub”), and ARS Pharmaceuticals, Inc. (“ARS Pharma”), pursuant to which Merger Sub merged with and into ARS Pharma, with ARS Pharma surviving the merger as a wholly owned subsidiary of Silverback (the “Merger”). Additionally, on November 8, 2022, the Company changed its name from “Silverback Therapeutics, Inc.” to “ARS Pharmaceuticals, Inc.” (the “Company”). This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend the Current Report on Form 8-K filed on November 8, 2022 (the “Original Report”), solely to provide the disclosures required by Item 9.01 of Form 8-K that were not previously filed with the Original Report.